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CIK:    000103155

COMPANY: VARIABLE ANNUITY I SERIES ACCOUNTOF FIRST GREAT-WEST LIFE & ANNUITY COMPANY

FORM TYPE:  485BPOS

FILE NUMBERS:
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  2. 811-08183

ACCESSION NUMBER 0001037155-01-50004

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